Related Party Transactions and Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan administrative fees	$ 12,106	$ 7,154
Employee benefit plan fund dividends	$ 8,418,844	$ 8,922,809
Employee benefit plan fund held shares	2,611,105	2,743,255
Employee benefit plan fund held per shares	$ 56.62	$ 36.32